SCHEDULE OF SUPPLEMENTAL CONSOLIDATED BALANCE SHEET INFORMATION RELATED TO LEASES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)
Leases [Abstract]
Right-of-use assets	$ 26,631	¥ 194,388	¥ 168,418
Operating lease liabilities - current	1,995	14,563	12,310
Operating lease liabilities - non-current	24,785	180,920	154,846
Total operating lease liabilities		195,483	167,156
Right-of-use assets	184,501	1,346,728	1,339,537
Finance lease liabilities - current	25,188	183,852	51,160
Finance lease liabilities - non-current	$ 156,333	1,141,118	1,191,246
Total finance lease liabilities		¥ 1,324,970	¥ 1,242,406